Accrued Liabilities (Notes)	6 Months Ended
Jun. 30, 2014
Accrued Liabilities [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of June 30, 2014 and December 31, 2013, accrued liabilities (including amounts due to affiliates) consisted of the following (in thousands):

	June 30,	December 31,
	2014	2013
Interest and related debt fees	$111,851	$80,151
Liquefaction Project costs	167,756	83,127
LNG terminal costs	1,065	1,612
Other	1,680	5,162
Total accrued liabilities	282,352	170,052

Accrued liabilities—affiliate	31,428	44,384
Total accrued liabilities (including affiliate)	$313,780	$214,436